STABLECOIN (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Contribution of Stablecoin	$ 5,421
Purchases of stablecoin	311
Stablecoin used to purchase digital assets	3,008
U S D C [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of Stablecoin	5,411
Proceeds from sale of digital assets
Stablecoin used to settle operating costs	(2,413)
Stablecoin sold	(2,100)
Proceeds from external debt drawdown	2,100
Purchases of stablecoin
Stablecoin used to purchase digital assets	(2,998)
Stablecoin value as of March 31
Usdt [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of Stablecoin	10
Proceeds from sale of digital assets	21
Stablecoin used to settle operating costs	(311)
Stablecoin sold
Proceeds from external debt drawdown
Purchases of stablecoin	311
Stablecoin used to purchase digital assets	(10)
Stablecoin value as of March 31	21
Total [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of Stablecoin	5,421
Proceeds from sale of digital assets	21
Stablecoin used to settle operating costs	(2,724)
Stablecoin sold	(2,100)
Proceeds from external debt drawdown	2,100
Purchases of stablecoin	311
Stablecoin used to purchase digital assets	(3,008)
Stablecoin value as of March 31	$ 21